SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2012
Accounting Policies [Abstract]
Consolidation, Policy [Policy Text Block]
Principles of Consolidation— The consolidated financial statements include the accounts of the Company and the accounts of its wholly-owned subsidiary. All intercompany accounts and transactions have been eliminated in consolidation.

Development Stage Company [Policy Text Block]
Development Stage Company — The Company has been in the development stage since its inception.  The primary activities since inception have been organizational activities, research and development and raising capital.  No significant revenues have been generated from planned operations.  As of December 31, 2012, the Company remained in the development stage.

Use of Estimates, Policy [Policy Text Block]
Use of Estimates— The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and judgments that may affect the reported amounts of assets, liabilities, revenue and expenses and disclosure of contingent assets and liabilities. On an on-going basis, management evaluates its estimates including those related to unbilled vendor amounts and share-based compensation. Management bases its estimates on historical experience and on various other assumptions that are believed to be reasonable, the results of which form the basis for making judgments about the carrying values of assets and liabilities. Actual results may differ from those estimates under different assumptions or conditions. Changes in estimates are reflected in reported results in the period in which they become known.

Cash and Cash Equivalents, Policy [Policy Text Block]	Cash and Cash Equivalents — All short-term investments purchased with maturities of three months or less are considered to be cash equivalents.
Cash and Cash Equivalents, Restricted Cash and Cash Equivalents, Policy [Policy Text Block]
Restricted Cash — The Company accounts for cash and claims to cash that are committed for other than current operations as restricted cash. Restricted cash (current) at December 31, 2012 consists of a certificate of deposit of $55,000 required under the Company’s lease agreement for its Madison, Wisconsin facility (see Note 13). Restricted cash (long-term) includes $2,000,000 of cash that has been contractually designated for use towards the construction of a clinical-stage manufacturing facility for LIGHT at the Company’s Madison, WI location.

Deferred Financing Costs Policy [Policy Text Block]
Deferred Financing Costs — Incremental direct costs associated with the issuance of the Company’s common stock is deferred and is recognized as a reduction of the gross proceeds upon completion of the related equity transaction. In the event that the equity transaction is not probable or is aborted, the Company expenses such costs. At December 31, 2012, the Company had recorded $70,539 of costs in connection with a public offering of stock. There were no deferred financing costs as of December 31, 2011.

Property, Plant and Equipment, Policy [Policy Text Block]
Fixed Assets — Property and equipment are stated at cost. Depreciation on property and equipment is provided using the straight-line method over the estimated useful lives of the assets (5 years).  Due to the significant value of leasehold improvements purchased during the initial 3-year lease term and the economic penalty for not extending the building lease, leasehold improvements are depreciated over 17 years (their estimated useful life), which represents the full term of the lease, including all extensions (see Note 13).

Goodwill and Intangible Assets, Goodwill, Policy [Policy Text Block]
Goodwill — Intangible assets at December 31, 2012 and 2011 consist of goodwill recorded in connection with the Acquisition. Goodwill is not amortized, but is required to be evaluated for impairment annually or whenever events or changes in circumstances suggest that the carrying value of an asset may not be recoverable. The Company evaluates goodwill for impairment annually in the fourth fiscal quarter and additionally on an interim basis if an event occurs or there is a change in circumstances, such as a decline in the Company’s stock price or a material adverse change in the business climate, which would more likely than not reduce the fair value of the reporting unit below its carrying amount.

Impairment or Disposal of Long-Lived Assets, Policy [Policy Text Block]
Impairment of Long-Lived Assets — Long-lived assets other than intangible assets consist of fixed assets, which we periodically evaluate for potential impairment. Whenever events or circumstances change, an assessment is made as to whether there has been an impairment in the value of long-lived assets by determining whether projected undiscounted cash flows generated by the applicable asset exceed its net book value as of the assessment date.

Share-based Compensation, Option and Incentive Plans Policy [Policy Text Block]
Stock-Based Compensation — The Company uses the Black-Scholes option-pricing model to calculate the grant-date fair value of stock option awards. The resulting compensation expense, net of expected forfeitures, for awards that are not performance-based is recognized on a straight-line basis over the service period of the award, which is generally three years for stock options. For stock options with performance-based vesting provisions, recognition of compensation expense, net of expected forfeitures, commences if and when the achievement of the performance criteria is deemed probable. The compensation expense, net of expected forfeitures, for performance-based stock options is recognized over the relevant performance period. Non-employee stock-based compensation is accounted for in accordance with the guidance of Financial Accounting Standards Board Accounting Standards Codification (“FASB ASC”) Topic 505, Equity.  As such, the Company recognizes expense based on the estimated fair value of options granted to non-employees over their vesting period, which is generally the period during which services are rendered and deemed completed by such non-employees.

Research and Development Expense, Policy [Policy Text Block]	Research and Development — Research and development costs are expensed as incurred.
Income Tax, Policy [Policy Text Block]
Income Taxes — Income taxes are accounted for using the liability method of accounting.  Under this method, deferred tax assets and liabilities are determined based on temporary differences between the financial statement basis and tax basis of assets and liabilities and net operating loss and credit carryforwards using enacted tax rates in effect for the year in which the differences are expected to reverse.  The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date.  Valuation allowances are established when it is more likely than not that some portion of the deferred tax assets will not be realized.  Management has provided a full valuation allowance against the Company’s gross deferred tax asset.  Tax positions taken or expected to be taken in the course of preparing tax returns are required to be evaluated to determine whether the tax positions are “more likely than not” to be sustained by the applicable tax authority.  Tax positions deemed not to meet a more-likely-than-not threshold would be recorded as tax expense in the current year.  There were no uncertain tax positions that require accrual to or disclosure in the financial statements as of December 31, 2012 and 2011.

Comprehensive Loss, Policy [Policy Text Block]	Comprehensive Loss — There were no components of comprehensive loss other than net loss in all of the periods presented.
Grant Income [Policy Text Block]
Grant Income — Cellectar received a cash grant of approximately $44,000 for the year ended December 31, 2011 from the U.S. Internal Revenue Service as a qualifying therapeutic discovery project credit pursuant to the Patient Protection and Affordable Care Act.  This grant has been recorded as a component of other income.

Fair Value of Financial Instruments, Policy [Policy Text Block]
Fair Value of Financial Instruments — The guidance under FASB ASC Topic 825, Financial Instruments, requires disclosure of the fair value of certain financial instruments. Financial instruments in the accompanying financial statements consist of cash equivalents, accounts payable, convertible debt and long-term obligations.  The carrying amount of cash equivalents, investments and accounts payable approximate their fair value due to their short-term nature.  The carrying value of long-term obligations, including the current portion, approximates fair value because the fixed interest rate approximates current market rates of interest available in the market.

Derivatives, Policy [Policy Text Block]
Derivative Instruments   – The Company generally does not use derivative instruments to hedge exposures to cash flow or market risks.  However, certain warrants to purchase common stock that do not meet the requirements for classification as equity, in accordance with the Derivatives and Hedging Topic of the FASB ASC, are classified as liabilities.  In such instances, net-cash settlement is assumed for financial reporting purposes, even when the terms of the underlying contracts do not provide for a net-cash settlement. These warrants are considered derivative instruments because the agreements contain “down-round” provisions whereby the number of shares for which the warrants are exercisable and/or the exercise price of the warrants are subject to change in the event of certain issuances of stock at prices below the then-effective exercise price of the warrants. The number of shares issuable under such warrants was 27,310 and 77,729 at December 31, 2012 and 2011, respectively. The primary underlying risk exposure pertaining to the warrants is the change in fair value of the underlying common stock.  Such financial instruments are initially recorded at fair value with subsequent changes in fair value recorded as a component of gain or loss on derivatives on the consolidated statements of operations in each reporting period. If these instruments subsequently meet the requirements for equity classification, the Company reclassifies the fair value to equity. At December 31, 2012 and 2011, these warrants represented the only outstanding derivative instruments issued or held by the Company.

Concentration Risk, Credit Risk, Policy [Policy Text Block]
Concentration of Credit Risk — Financial instruments that subject the Company to credit risk consist of cash and equivalents on deposit with financial institutions. The Company’s excess cash as of December 31, 2012 and 2011 is on deposit in a non-interest-bearing transaction account that is fully covered by FDIC deposit insurance.

New Accounting Pronouncements, Policy [Policy Text Block]

New Accounting Pronouncements — In May 2011, the FASB issued ASU No. 2011-04, Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. Generally Accepted Accounting Principles (“GAAP”) and International Financial Reporting Standards (“IFRS”).  This standard updates accounting guidance to clarify the measurement of fair value to align the guidance and improve the comparability surrounding fair value measurement within GAAP and IFRS.  The standard also updates requirements for measuring fair value and expands the required disclosures.  The standard does not require additional fair value measurements and was not intended to establish valuation standards or affect valuation practices outside of financial reporting.  This standard became effective for the Company on January 1, 2012. The adoption of this standard on January 1, 2012 did not have a material impact on the Company’s financial statements or required disclosures.

In September 2011, the FASB issued ASU No. 2011-08, Intangibles – Goodwill and Other (Topic 350) Testing Goodwill for Impairment.   This standard simplifies how an entity tests goodwill for impairment and allows an entity to first assess qualitative factors in determining whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount as a basis for determining whether it is necessary to perform the two-step goodwill impairment test.  This standard is effective for entities as of the beginning of a fiscal year that begins after December 15, 2011 and interim and annual periods thereafter.  Early adoption is permitted. The adoption of this standard on January 1, 2012 did not have a material impact on the Company’s financial statements or required disclosures.

In August 2012, the FASB issued ASU No. 2012-03, Technical Amendments and Corrections to SEC Section. This standard provides amendments to SEC Paragraphs Pursuant to SEC Staff Accounting Bulletin No. 114, Technical Amendments Pursuant to SEC Release No. 339-9250, and Corrections Related to FASB Accounting Standards Update 2010-22. The adoption of this standard did not have a material impact on the Company’s financial statement or required disclosures.

In October 2012, the FASB issued ASU No. 2012-04, Technical Improvements and Corrections. This standard provides changes and clarification to the codification through reference corrections and source literature amendments. This standard is effective for entities as of the beginning of a fiscal year that begins after December 15, 2012. The Company does not expect that the adoption of this standard will have a material impact on the Company’s financial statements or required disclosures.